Share-based payment reserve	12 Months Ended
Jun. 30, 2024
Share-based payment reserve
Share-based payment reserve
32	Share-based payment reserve

		2024	2023	2022
for the year ended 30 June	Note	Rm	Rm	Rm

During the year, the following share-based payment expense was recognised in the income statement relating to the equity-settled share-based payment schemes:
Long-term incentives	32.1	891	909	1 001
Sasol Khanyisa Employee Share Ownership Plan (ESOP): Tier 2 — Qualifying employees	32.2	95	124	163

Equity-settled — recognised directly in equity		986	1 033	1 164

32.1	Sasol 2022 Long-term incentive plan

The objective of the Sasol Long-term Incentive (LTI) plans is to provide qualifying senior employees the opportunity of receiving an incentive linked to the value of Sasol Limited ordinary shares and to align the interest of participants with the interest of shareholders. The LTI plans allow certain senior employees to earn variable pay in the form of a long-term incentive amount subject to the achievement of vesting conditions. Vesting conditions include a service period and targets relating to return on invested capital, holistic focus on ESG matters and relative total shareholder return measured against a defined peer group. Allocation of the LTI award is linked to the role category of the individual and performance of the group and subject to line manager discretion. Participants earn dividend equivalent LTI awards over the vesting period on the awarded LTI units after adjusting for CPTs.

LTIs which have not yet vested will lapse on resignation. On death, unvested LTIs vest immediately. There is no service penalty or early vesting under the latest (2022) LTI plan rules in respect of good leavers who have been employed for more than 270 days from award date. The standard vesting period is three years, with the exception of top management, who have a split three and five year vesting period of 50% of the awards respectively. Restricted LTIs offered to members of the GEC, have a 5-year vesting period. Top management are subjected to minimum shareholding and post-employment shareholding requirements.

32	Share-based payment reserve continued
32.1	Long-term incentive plans continued

The maximum number of shares issued under the 2022 plan may not exceed 32 million representing 5% of Sasol Limited’s issued share capital at the time of approval.

		Weighted average
	Number of	fair value
Movements in the number of incentives outstanding	incentives	Rand
Balance at 30 June 2022*	14 262 197	222,16
LTIs granted	3 179 896	322,43
LTIs exercised	(4 862 497)	280,69
Effect of CPTs and LTIs forfeited	(655 706)	244,41
Balance at 30 June 2023	11 923 890	223,80
LTIs granted	5 096 901	237,92
LTIs exercised	(5 269 601)	155,97
Effect of CPTs and LTIs forfeited	(757 993)	285,49
Balance at 30 June 2024*	10 993 197	258,52
*	The incentives outstanding as at 30 June 2024 have a weighted average remaining vesting period of 1,5 years (30 June 2023: 1,3 years). The exercise price of these options is Rnil.

	2024	2023
for year ended 30 June	Rand	Rand
Average weighted market price of LTIs vested	184,73	300,94

Average fair value of incentives granted		2024	2023
Model		Monte-Carlo	Monte-Carlo
Risk-free interest rate — Rand	(%)	7,69 - 8,33	6,76 - 8,21
Risk-free interest rate — US$	(%)	2,24 - 2,46	1,45 - 2,37
Expected volatility	(%)	37,64	50,24
Expected dividend yield	(%)	7,27	6,37
Expected forfeiture rate	(%)	5	5
Expected vesting percentage	(%)	95,26	98,65
Vesting period — top management		3/5 years	3/5 years
Vesting period — all other participants		3 years	3 years

32	Share-based payment reserve continued
32.1	Long-term incentive plans continued

Accounting policies:

The equity-settled schemes allow certain employees the right to receive ordinary shares in Sasol Limited after a prescribed period. Such equity-settled share-based payments are measured at fair value at the date of the grant. The fair value determined at the grant date of the equity-settled share-based payments is charged as employee costs, with a corresponding increase in the share-based payment reserve, on a straight-line basis over the period that the employees become unconditionally entitled to the shares, based on management’s estimate of the shares that will vest and adjusted for the effect of non-market-based vesting conditions. These equity-settled share-based payments are not subsequently revalued.

Areas of judgement:

The valuation of the share-based payment expense requires a significant degree of judgement to be applied by management.

The risk-free rate for periods within the contractual term of the rights is based on the Rand and US$ swap curve in effect at the time of the valuation of the grant.

The expected volatility in the value of the rights granted is determined using the historical volatility of the Sasol share price.

The expected dividend yield of the rights granted is determined using expected dividend payments of the Sasol ordinary shares.

The overall expected vesting percentage takes into consideration service, market and non-market conditions. Refer to the Report of the Remuneration Committee for details on the vesting conditions.

32.2	The Sasol Khanyisa share transaction

Sasol Khanyisa was implemented on 1 June 2018. Sasol Khanyisa has been designed to comply with the revised B-BBEE legislation in South Africa and seeks to ensure ongoing and sustainable B-BBEE ownership credentials for Sasol Limited.

Sasol Khanyisa contains a number of elements structured at both a Sasol Limited and at a subsidiary level, Sasol South Africa Limited (SSA) which is a wholly-owned subsidiary of Sasol Limited and houses the majority of the Group’s South African operations. Sasol Khanyisa Tier 1 was concluded in 2021.

At the end of 10 years, or earlier if the underlying funding has been settled, the participants in Khanyisa Tier 2, will exchange their SSA shareholding on a fair value-for-value basis for Sasol BEE ordinary shares to the extent that value was created during the transaction term.

Sasol BEE ordinary shares can only be traded between Black Persons on the Empowerment Segment of the JSE. This transaction will therefore ensure evergreen B-BBEE ownership credentials for Sasol Limited.

32	Share-based payment reserve continued
32.2	The Sasol Khanyisa share transaction continued

Remaining components of the transaction:

Tier 2 — SSA qualifying employees

Qualifying Black employees participate via the Khanyisa Employee Share Ownership plan (Khanyisa ESOP) through a beneficial interest, funded wholly by Sasol (vendor funding), in approximately 9,2% in SSA. As dividends are declared by SSA, 97,5% of these will be utilised to repay the vendor funding, as well as the related financing cost, calculated at 75% of prime rate. 2,5% of dividends are distributed to participants as a trickle dividend and accounted for as a non-controlling interest. At the end of the 10 year transaction term, or earlier, if the vendor funding is repaid, the net value in SSA shares will be exchanged for SOLBE1 shares on a fair value-for-value basis which will be distributed to participants. Any vendor funding not yet settled by the end of the transaction term will be settled using the SSA shares, and will reduce any distribution made to participants. Since any ultimate value created for participants will be granted in the form of SOLBE1 shares, the accounting for this transaction is similar to an option over Sasol shares granted for no consideration.

The Tier 2 options have a staggered vesting period with portions vesting from 3 years, and then each year until the end of the transaction term, being 10 years. The last available options were awarded in June 2023. The outstanding options at 30 June 2024 have a weighted average remaining vesting period of 1,9 years (2023: 2,2 years). The weighted average fair value of the outstanding options is R61,69 (2023: R61,69) and was derived from the Monte-Carlo option pricing model. The estimated strike price value for Tier 2 is R172,98 (2023: R196,19) and represents the remaining vendor funding per share at 30 June 2024.

Accounting policies:

To the extent that an entity grants shares or share options in a BEE transaction and the fair value of the cash and other assets received is less than the fair value of the shares or share options granted, such difference is charged to the income statement in the period in which the transaction becomes effective. Where the BEE transaction includes service conditions, the difference will be charged to the income statement over the period of these service conditions. Trickle dividends paid to participants during the transaction term are taken into account in measuring the fair value of the award.

32	Share-based payment reserve continued
32.2	The Sasol Khanyisa share transaction continued

Areas of judgement:

The measurement of the Khanyisa SSA share based payment is subject to estimation and judgement, as there are a number of variables affecting the Monte-Carlo option pricing model used in the calculation of the share based payment. The value of the share based payment is determined with reference to the extent the fair value of SSA and any dividends declared by SSA is expected to exceed any outstanding vendor financing at the end of the transaction period.

●	Equity value attributable to participants:

The value attributable to the participants by virtue of their shareholding in SSA was calculated with reference to the expected future cash flows and budgets of the SSA Group. The underlying macroeconomic assumptions utilised for this valuation are based on latest forecast and estimates and include brent crude oil prices, rand/US$ exchange rates and pricing assumptions.

●	Forecasted dividend yield:

The forecasted dividend yield of the SSA Group was calculated based on a benchmarked EBITDA multiple, and the available free cash flow anticipated over the term of the transaction of 10 years.

●	Other assumptions:

Impacts of non-transferability and appropriate minority and liquidity discounts have also been taken into account. Discount rates applied incorporate the relevant debt and equity costs of the Group, and are aligned to the WACC rates for the entity.

●	A zero-coupon Rand interest rate swap curve was constructed and utilised as an appropriate representation of a risk-free interest rate curve.
●	A Rand prime interest rate curve was estimated utilising the historical Rand Prime Index and the 3 month Johannesburg Interbank Agreed Rate.